Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.9%)
	Linde plc	208,047	56,087
	Albemarle Corp.	98,961	26,169
	Ecolab Inc.	119,445	17,250
	Freeport-McMoRan Inc.	587,143	16,047
	Air Products and Chemicals Inc.	63,253	14,721
	FMC Corp.	138,121	14,599
	Newmont Corp.	314,138	13,203
	Mosaic Co.	259,163	12,525
	Alcoa Corp.	363,851	12,247
	Fastenal Co.	261,986	12,062
	LyondellBasell Industries NV Class A	122,525	9,224
	Celanese Corp. Class A	96,133	8,685
	Reliance Steel & Aluminum Co.	46,002	8,023
	Nucor Corp.	64,318	6,881
	Southern Copper Corp.	151,825	6,808
	Dow Inc.	125,666	5,521
	International Flavors & Fragrances Inc.	41,799	3,797
	CF Industries Holdings Inc.	32,141	3,094
	Element Solutions Inc.	178,298	2,901
*	Cleveland-Cliffs Inc.	214,392	2,888
	Scotts Miracle-Gro Co.	48,965	2,093
	Hexcel Corp.	34,752	1,797
	Westlake Corp.	18,450	1,603
	Eastman Chemical Co.	18,581	1,320
	Avery Dennison Corp.	7,027	1,143
	International Paper Co.	35,745	1,133
*	Univar Solutions Inc.	46,786	1,064
*	MP Materials Corp.	37,534	1,025
	Royal Gold Inc.	7,388	693
	United States Steel Corp.	24,784	449
	Ashland Inc.	2,950	280
	Sylvamo Corp.	3,516	119
	Steel Dynamics Inc.	232	17
	Timken Co.	248	15
	Valvoline Inc.	549	14
	Olin Corp.	307	13
	NewMarket Corp.	39	12
	Huntsman Corp.	376	9
	Chemours Co.	273	7
			265,538

		Shares	Market Value ($000)
Consumer Discretionary (15.4%)
*	Amazon.com Inc.	3,659,609	413,536
*	Tesla Inc.	1,048,383	278,084
	Home Depot Inc.	401,901	110,901
	Costco Wholesale Corp.	185,713	87,707
	Walmart Inc.	605,758	78,567
*	Walt Disney Co.	756,811	71,390
	McDonald's Corp.	277,959	64,136
	Lowe's Cos. Inc.	300,602	56,456
*	Netflix Inc.	181,437	42,717
	Starbucks Corp.	477,271	40,215
	NIKE Inc. Class B	457,419	38,021
*	AutoZone Inc.	17,502	37,488
*	O'Reilly Automotive Inc.	48,762	34,297
*	Copart Inc.	311,132	33,104
	Marriott International Inc. Class A	190,315	26,671
	Estee Lauder Cos. Inc. Class A	120,274	25,967
	TJX Cos. Inc.	416,788	25,891
*	Booking Holdings Inc.	15,161	24,913
	Activision Blizzard Inc.	322,821	23,998
	Target Corp.	161,353	23,943
*	Uber Technologies Inc.	765,166	20,277
	Dollar General Corp.	81,281	19,496
	General Motors Co.	576,445	18,498
	Ford Motor Co.	1,603,761	17,962
	Ross Stores Inc.	210,521	17,741
*	Dollar Tree Inc.	122,634	16,690
*	Airbnb Inc. Class A	154,969	16,278
*	Chipotle Mexican Grill Inc. Class A	10,446	15,698
	Yum! Brands Inc.	143,513	15,261
	DR Horton Inc.	219,890	14,810
*	NVR Inc.	3,412	13,604
	Electronic Arts Inc.	113,009	13,076
	eBay Inc.	353,246	13,003
*	Warner Bros Discovery Inc.	978,936	11,258
*	CarMax Inc.	163,757	10,811
*	Capri Holdings Ltd.	275,763	10,600
	Yum China Holdings Inc.	220,892	10,455
*	Trade Desk Inc. Class A	173,822	10,386
	Hilton Worldwide Holdings Inc.	85,474	10,310
	Lennar Corp. Class A	135,883	10,130
*	Lululemon Athletica Inc.	35,930	10,045
	Tempur Sealy International Inc.	387,514	9,355
	Darden Restaurants Inc.	69,471	8,776
*	Southwest Airlines Co.	284,152	8,763
*	Delta Air Lines Inc.	307,256	8,622
	PulteGroup Inc.	225,049	8,439
*	Live Nation Entertainment Inc.	110,419	8,396
	Advance Auto Parts Inc.	51,534	8,057
*	AutoNation Inc.	77,316	7,876
*	Aptiv plc	100,452	7,856
*	Take-Two Interactive Software Inc.	69,744	7,602
	Gentex Corp.	304,013	7,248
*	Rivian Automotive Inc. Class A	216,077	7,111
	Interpublic Group of Cos. Inc.	260,110	6,659
*	ROBLOX Corp. Class A	182,268	6,532
*	Expedia Group Inc.	67,567	6,330
*	Hyatt Hotels Corp. Class A	77,726	6,293

		Shares	Market Value ($000)
*	Ulta Beauty Inc.	15,135	6,072
	MGM Resorts International	181,356	5,390
*	Liberty Media Corp.-Liberty Formula One Class C	91,472	5,351
	Hasbro Inc.	77,134	5,200
*	Las Vegas Sands Corp.	137,692	5,166
*	Liberty Media Corp.-Liberty SiriusXM Class C	136,009	5,129
*	Spotify Technology SA	58,081	5,012
	PVH Corp.	111,051	4,975
*	BJ's Wholesale Club Holdings Inc.	67,123	4,887
*	United Airlines Holdings Inc.	135,198	4,398
	Tractor Supply Co.	22,460	4,175
*	American Airlines Group Inc.	339,925	4,093
	Toll Brothers Inc.	95,872	4,027
	Fox Corp. Class A	128,594	3,945
	BorgWarner Inc.	113,602	3,567
*	Royal Caribbean Cruises Ltd.	92,760	3,516
*	Liberty Media Corp.-Liberty SiriusXM Class A	90,822	3,458
	Vail Resorts Inc.	16,007	3,452
*	Floor & Decor Holdings Inc. Class A	48,673	3,420
	Omnicom Group Inc.	50,701	3,199
*	Lucid Group Inc.	219,892	3,072
	Sirius XM Holdings Inc.	530,118	3,027
	Lear Corp.	24,522	2,935
	LKQ Corp.	61,459	2,898
	Best Buy Co. Inc.	43,840	2,777
*	Burlington Stores Inc.	24,710	2,765
	Paramount Global Class B	143,037	2,723
*	Norwegian Cruise Line Holdings Ltd.	239,315	2,719
*	Wynn Resorts Ltd.	42,329	2,668
	Nexstar Media Group Inc. Class A	15,477	2,582
	VF Corp.	86,213	2,579
*	Liberty Media Corp.-Liberty Formula One Class A	48,561	2,550
*	GameStop Corp. Class A	98,684	2,480
*	Five Below Inc.	17,579	2,420
	Genuine Parts Co.	15,989	2,387
*	IAA Inc.	73,720	2,348
	News Corp. Class A	153,012	2,312
*	Terminix Global Holdings Inc.	60,317	2,309
	Pool Corp.	7,246	2,306
*	Mattel Inc.	118,231	2,239
	Polaris Inc.	23,114	2,211
	Ralph Lauren Corp. Class A	24,166	2,052
	New York Times Co. Class A	68,276	1,963
	AMERCO	3,800	1,935
	Harley-Davidson Inc.	54,931	1,916
	Foot Locker Inc.	60,495	1,883
*	Planet Fitness Inc. Class A	32,390	1,868
*	Skechers USA Inc. Class A	55,679	1,766
*	Etsy Inc.	16,913	1,693
	Fox Corp. Class B	59,280	1,689
*	Bright Horizons Family Solutions Inc.	27,448	1,582
	Domino's Pizza Inc.	4,900	1,520
*	AMC Entertainment Holdings Inc. Class A	213,761	1,490
	Aramark	46,461	1,450
*	TripAdvisor Inc.	65,674	1,450
*	Caesars Entertainment Inc.	44,463	1,434
	Hanesbrands Inc.	202,225	1,407
*	Alaska Air Group Inc.	35,228	1,379

		Shares	Market Value ($000)
*	Ollie's Bargain Outlet Holdings Inc.	25,862	1,334
	World Wrestling Entertainment Inc. Class A	17,870	1,254
*	Grand Canyon Education Inc.	14,445	1,188
*	Hertz Global Holdings Inc.	69,735	1,135
*	Madison Square Garden Sports Corp.	7,890	1,078
*	Coty Inc. Class A	165,907	1,048
	Carter's Inc.	15,864	1,040
	Thor Industries Inc.	13,531	947
	Williams-Sonoma Inc.	7,893	930
*	SiteOne Landscape Supply Inc.	8,907	928
*	JetBlue Airways Corp.	132,922	881
*	Avis Budget Group Inc.	5,300	787
	News Corp. Class B	50,143	773
*	Carnival Corp.	108,650	764
	Lennar Corp. Class B	10,972	653
	Nielsen Holdings plc	21,157	586
*	Lyft Inc. Class A	43,861	578
*	Leslie's Inc.	37,152	546
*	Under Armour Inc. Class C	83,204	496
	Kohl's Corp.	19,433	489
	Nordstrom Inc.	28,246	472
*	DraftKings Inc. Class A	29,042	440
*	Playtika Holding Corp.	42,885	403
*	Copa Holdings SA Class A	5,903	396
	Paramount Global Class A	16,937	365
	Service Corp. International	4,939	285
*	Wayfair Inc. Class A	8,312	271
	Garmin Ltd.	3,130	251
*	Under Armour Inc. Class A	30,184	201
*	Petco Health & Wellness Co. Inc. Class A	17,166	192
*	Carvana Co. Class A	8,455	172
	Wendy's Co.	9,127	171
	Qurate Retail Inc. Class A	66,349	133
*	Deckers Outdoor Corp.	239	75
*	Driven Brands Holdings Inc.	2,623	73
*	Mister Car Wash Inc.	6,310	54
*	Figs Inc. Class A	6,157	51
*	YETI Holdings Inc.	1,583	45
*	Victoria's Secret & Co.	1,402	41
*	Six Flags Entertainment Corp.	2,181	39
	Boyd Gaming Corp.	720	34
	Rollins Inc.	985	34
	Churchill Downs Inc.	180	33
	Lithia Motors Inc. Class A	130	28
	Choice Hotels International Inc.	227	25
	Dick's Sporting Goods Inc.	200	21
	Columbia Sportswear Co.	235	16
	Wyndham Hotels & Resorts Inc.	241	15
	Penske Automotive Group Inc.	140	14
	Marriott Vacations Worldwide Corp.	109	13
	H&R Block Inc.	250	11
	Tapestry Inc.	268	8
	Whirlpool Corp.	49	7
	Travel + Leisure Co.	213	7
	Leggett & Platt Inc.	188	6
	Gap Inc.	674	5
	Newell Brands Inc.	352	5
			2,151,369

		Shares	Market Value ($000)
Consumer Staples (5.7%)
	Procter & Gamble Co.	941,125	118,817
	PepsiCo Inc.	524,304	85,598
	Coca-Cola Co.	1,448,534	81,147
	Philip Morris International Inc.	553,688	45,962
	CVS Health Corp.	442,664	42,217
	Mondelez International Inc. Class A	597,903	32,783
	Colgate-Palmolive Co.	376,028	26,416
*	Monster Beverage Corp.	298,547	25,962
	McKesson Corp.	70,391	23,924
	Archer-Daniels-Midland Co.	240,968	19,386
	Constellation Brands Inc. Class A	79,903	18,352
	Kroger Co.	412,774	18,059
	Hershey Co.	78,828	17,379
	Corteva Inc.	288,038	16,461
	Altria Group Inc.	366,090	14,783
	AmerisourceBergen Corp. Class A	108,183	14,640
	Brown-Forman Corp. Class B	192,667	12,826
	Keurig Dr Pepper Inc.	355,111	12,720
	McCormick & Co. Inc. (Non-Voting)	173,197	12,344
	Church & Dwight Co. Inc.	170,662	12,192
	General Mills Inc.	148,430	11,371
	Kimberly-Clark Corp.	98,134	11,044
	Sysco Corp.	153,358	10,844
	Tyson Foods Inc. Class A	164,318	10,833
	Hormel Foods Corp.	225,258	10,236
	Clorox Co.	69,726	8,952
	Walgreens Boots Alliance Inc.	267,713	8,406
	J M Smucker Co.	48,718	6,694
	Casey's General Stores Inc.	27,851	5,640
	Lamb Weston Holdings Inc.	71,576	5,538
*	Darling Ingredients Inc.	78,771	5,211
	Campbell Soup Co.	103,939	4,898
	Bunge Ltd.	56,862	4,695
	Ingredion Inc.	55,014	4,430
*	Performance Food Group Co.	81,676	3,508
	Molson Coors Beverage Co. Class B	72,858	3,496
	Albertsons Cos. Inc. Class A	126,210	3,138
*	Post Holdings Inc.	36,003	2,949
	Kraft Heinz Co.	83,527	2,786
*	Grocery Outlet Holding Corp.	77,987	2,596
*	US Foods Holding Corp.	96,293	2,546
*	Boston Beer Co. Inc. Class A	6,705	2,170
*	Freshpet Inc.	40,985	2,053
	Kellogg Co.	27,247	1,898
*	Pilgrim's Pride Corp.	75,106	1,729
*	Olaplex Holdings Inc.	128,903	1,231
	Seaboard Corp.	352	1,198
	Brown-Forman Corp. Class A	10,931	738
	Spectrum Brands Holdings Inc.	16,892	659
	Flowers Foods Inc.	8,974	222
	Conagra Brands Inc.	4,077	133
	Reynolds Consumer Products Inc.	413	11
			793,821
Energy (4.8%)
	Exxon Mobil Corp.	1,593,738	139,149
	Chevron Corp.	665,903	95,670
	ConocoPhillips	525,024	53,731

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	616,744	37,899
	Devon Energy Corp.	510,873	30,719
	Cheniere Energy Inc.	178,438	29,605
	EOG Resources Inc.	235,646	26,329
	Marathon Petroleum Corp.	237,331	23,574
	Schlumberger NV	583,237	20,938
	EQT Corp.	497,639	20,279
	Pioneer Natural Resources Co.	91,866	19,892
	Valero Energy Corp.	167,648	17,913
*	Enphase Energy Inc.	53,459	14,833
	Phillips 66	163,489	13,197
	Hess Corp.	112,281	12,237
	NOV Inc.	695,715	11,257
	Diamondback Energy Inc.	90,915	10,952
	Halliburton Co.	396,957	9,773
	Coterra Energy Inc.	369,433	9,650
	Marathon Oil Corp.	413,165	9,329
	Williams Cos. Inc.	279,777	8,010
	Continental Resources Inc.	113,299	7,570
	APA Corp.	206,479	7,060
*	First Solar Inc.	48,418	6,404
	Baker Hughes Co. Class A	298,181	6,250
	Targa Resources Corp.	91,406	5,515
	Texas Pacific Land Corp.	2,411	4,285
*	Plug Power Inc.	179,709	3,776
*	Antero Resources Corp.	121,578	3,712
	Ovintiv Inc.	73,264	3,370
	HF Sinclair Corp.	61,012	3,285
*	Southwestern Energy Co.	460,309	2,817
	Range Resources Corp.	108,753	2,747
	DT Midstream Inc.	40,621	2,108
	ONEOK Inc.	18,367	941
	Antero Midstream Corp.	96,938	890
	PDC Energy Inc.	10,700	618
	New Fortress Energy Inc. Class A	11,602	507
*	Fluence Energy Inc. Class A	4,896	71
	Kinder Morgan Inc.	312	5
			676,867
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	751,785	200,742
	JPMorgan Chase & Co.	1,164,487	121,689
	Bank of America Corp.	3,107,121	93,835
	Morgan Stanley	865,882	68,413
	Wells Fargo & Co.	1,571,233	63,195
	Charles Schwab Corp.	633,859	45,555
	S&P Global Inc.	138,971	42,435
	Goldman Sachs Group Inc.	132,748	38,902
	MSCI Inc. Class A	88,352	37,266
	Aon plc Class A	124,630	33,385
	Citigroup Inc.	778,874	32,456
	Progressive Corp.	273,358	31,767
	BlackRock Inc.	48,984	26,955
	Marsh & McLennan Cos. Inc.	175,372	26,181
	Intercontinental Exchange Inc.	255,235	23,060
	Brown & Brown Inc.	341,058	20,627
	Ameriprise Financial Inc.	81,162	20,449
	CME Group Inc.	109,349	19,369
	Moody's Corp.	77,633	18,873

		Shares	Market Value ($000)
	Nasdaq Inc.	319,797	18,126
	PNC Financial Services Group Inc.	120,152	17,953
	Aflac Inc.	314,417	17,670
	Chubb Ltd.	94,873	17,256
	Discover Financial Services	185,147	16,834
	W R Berkley Corp.	244,930	15,818
	US Bancorp	389,971	15,724
	Truist Financial Corp.	340,772	14,837
	Travelers Cos. Inc.	95,566	14,641
*	Arch Capital Group Ltd.	303,617	13,827
	Allstate Corp.	110,343	13,741
	First Republic Bank	104,501	13,643
	Raymond James Financial Inc.	132,707	13,114
	M&T Bank Corp.	72,268	12,742
	Prudential Financial Inc.	143,084	12,274
	Assurant Inc.	76,527	11,117
	Popular Inc.	153,668	11,073
	Globe Life Inc.	102,186	10,188
	Fifth Third Bancorp	314,536	10,053
	Commerce Bancshares Inc.	151,043	9,993
	MetLife Inc.	163,893	9,961
	T. Rowe Price Group Inc.	91,720	9,632
	State Street Corp.	157,461	9,575
*	Alleghany Corp.	11,401	9,570
	KKR & Co. Inc.	222,095	9,550
	SLM Corp.	646,586	9,046
	East West Bancorp Inc.	134,007	8,997
	Arthur J Gallagher & Co.	51,171	8,761
*	Markel Corp.	8,076	8,756
	Zions Bancorp NA	171,375	8,716
	Broadridge Financial Solutions Inc.	57,129	8,245
	White Mountains Insurance Group Ltd.	6,315	8,229
	Principal Financial Group Inc.	110,728	7,989
*	SVB Financial Group	22,385	7,516
	Reinsurance Group of America Inc.	59,104	7,436
	Blackstone Inc.	84,743	7,093
	Citizens Financial Group Inc.	203,567	6,995
	American International Group Inc.	141,663	6,726
	KeyCorp	411,095	6,586
	Willis Towers Watson plc	31,575	6,345
	Hanover Insurance Group Inc.	48,707	6,241
	Cullen/Frost Bankers Inc.	46,483	6,146
	Lincoln National Corp.	137,596	6,042
	SEI Investments Co.	122,255	5,997
	LPL Financial Holdings Inc.	27,341	5,973
	Bank of New York Mellon Corp.	154,389	5,947
	Voya Financial Inc.	97,876	5,921
	Apollo Global Management Inc.	125,719	5,846
	Signature Bank	38,546	5,820
	Wintrust Financial Corp.	61,743	5,035
	Loews Corp.	99,510	4,960
*	Brighthouse Financial Inc.	112,962	4,905
	Hartford Financial Services Group Inc.	72,998	4,521
	Huntington Bancshares Inc.	295,471	3,894
	OneMain Holdings Inc.	127,507	3,764
	First Citizens BancShares Inc. Class A	4,710	3,756
	American Financial Group Inc.	29,602	3,639
	Interactive Brokers Group Inc. Class A	55,424	3,542

		Shares	Market Value ($000)
	BOK Financial Corp.	38,778	3,446
	Webster Financial Corp.	73,560	3,325
	First Horizon Corp.	139,824	3,202
	Rithm Capital Corp.	426,170	3,120
*	Credit Acceptance Corp.	6,696	2,933
	Jefferies Financial Group Inc.	95,564	2,819
	MGIC Investment Corp.	202,775	2,600
	RenaissanceRe Holdings Ltd.	18,039	2,532
	Northern Trust Corp.	29,195	2,498
	Pinnacle Financial Partners Inc.	29,964	2,430
	CNA Financial Corp.	62,286	2,298
	MarketAxess Holdings Inc.	9,103	2,025
	Starwood Property Trust Inc.	111,103	2,024
	Stifel Financial Corp.	37,286	1,936
	FNB Corp.	141,348	1,640
	Western Alliance Bancorp	22,469	1,477
	Bank of Hawaii Corp.	15,884	1,209
	Fidelity National Financial Inc.	29,762	1,077
	Ally Financial Inc.	38,372	1,068
	TFS Financial Corp.	60,552	787
	Assured Guaranty Ltd.	13,487	653
	Lazard Ltd. Class A	18,791	598
	FactSet Research Systems Inc.	1,331	533
	Cboe Global Markets Inc.	4,214	495
	Morningstar Inc.	2,283	485
	New York Community Bancorp Inc.	50,648	432
	Affiliated Managers Group Inc.	2,288	256
	Rocket Cos. Inc. Class A	33,000	209
	Kemper Corp.	4,492	185
	Primerica Inc.	1,168	144
	Erie Indemnity Co. Class A	316	70
*	Corebridge Financial Inc.	2,779	55
	Tradeweb Markets Inc. Class A	683	39
	Everest Re Group Ltd.	52	14
	Cincinnati Financial Corp.	125	11
	Prosperity Bancshares Inc.	163	11
	Bank OZK	264	10
	Unum Group	264	10
	Evercore Inc. Class A	113	9
	Regions Financial Corp.	466	9
	Synovus Financial Corp.	234	9
	Axis Capital Holdings Ltd.	190	9
	Ares Management Corp. Class A	140	9
	Comerica Inc.	114	8
	First American Financial Corp.	166	8
	First Hawaiian Inc.	319	8
	Old Republic International Corp.	371	8
	PacWest Bancorp	319	7
	Virtu Financial Inc. Class A	339	7
	Umpqua Holdings Corp.	390	7
	Carlyle Group Inc.	269	7
	Franklin Resources Inc.	280	6
	Invesco Ltd.	453	6
	Janus Henderson Group plc	213	4
	AGNC Investment Corp.	283	2
	Annaly Capital Management Inc.	130	2
	Equitable Holdings Inc.	2	—
			1,552,232

		Shares	Market Value ($000)
Health Care (13.7%)
	UnitedHealth Group Inc.	365,129	184,405
	Johnson & Johnson	1,037,615	169,505
	Eli Lilly & Co.	301,987	97,647
	Pfizer Inc.	2,097,770	91,798
	Merck & Co. Inc.	982,793	84,638
	AbbVie Inc.	626,702	84,110
	Thermo Fisher Scientific Inc.	152,047	77,117
	Danaher Corp.	259,597	67,051
	Bristol-Myers Squibb Co.	892,947	63,480
	Abbott Laboratories	636,917	61,628
	Amgen Inc.	237,310	53,490
	Elevance Health Inc.	101,440	46,078
	Cigna Corp.	157,932	43,821
	Medtronic plc	472,509	38,155
	Zoetis Inc. Class A	250,784	37,189
*	Vertex Pharmaceuticals Inc.	115,911	33,561
	Humana Inc.	64,083	31,092
*	Boston Scientific Corp.	745,087	28,857
	Becton Dickinson & Co.	127,636	28,441
*	Regeneron Pharmaceuticals Inc.	40,725	28,054
	Gilead Sciences Inc.	454,489	28,037
*	Intuitive Surgical Inc.	144,524	27,090
	Agilent Technologies Inc.	204,198	24,820
	Stryker Corp.	114,791	23,250
*	Edwards Lifesciences Corp.	247,248	20,430
*	Centene Corp.	239,059	18,601
*	Biogen Inc.	68,788	18,366
	HCA Healthcare Inc.	88,255	16,220
*	Moderna Inc.	130,007	15,373
*	Charles River Laboratories International Inc.	74,470	14,656
	Laboratory Corp. of America Holdings	69,785	14,293
*	IQVIA Holdings Inc.	74,231	13,446
	PerkinElmer Inc.	106,930	12,867
	Bio-Techne Corp.	45,151	12,823
*	Dexcom Inc.	144,956	11,675
*	Illumina Inc.	60,634	11,568
	Cooper Cos. Inc.	42,699	11,268
*	Alnylam Pharmaceuticals Inc.	55,289	11,067
*	IDEXX Laboratories Inc.	32,934	10,730
	ResMed Inc.	45,887	10,017
	Zimmer Biomet Holdings Inc.	95,477	9,982
	Cardinal Health Inc.	146,782	9,787
	Baxter International Inc.	180,128	9,702
*	QIAGEN NV	227,726	9,401
*	Seagen Inc.	68,580	9,384
*	Veeva Systems Inc. Class A	53,563	8,831
	Bruker Corp.	164,181	8,711
	Quest Diagnostics Inc.	70,613	8,664
*	Hologic Inc.	130,395	8,413
*	Henry Schein Inc.	123,189	8,102
*	Molina Healthcare Inc.	24,479	8,074
	Teleflex Inc.	37,695	7,594
*	Incyte Corp.	92,035	6,133
*	BioMarin Pharmaceutical Inc.	70,394	5,967
*	Insulet Corp.	24,894	5,711
*	Align Technology Inc.	27,285	5,651
*	Horizon Therapeutics plc	90,775	5,618

		Shares	Market Value ($000)
*	Bio-Rad Laboratories Inc. Class A	12,813	5,345
	Universal Health Services Inc. Class B	59,942	5,286
	STERIS plc	31,012	5,157
*	Sarepta Therapeutics Inc.	46,100	5,096
*	Avantor Inc.	249,262	4,886
*	United Therapeutics Corp.	22,086	4,624
*	ABIOMED Inc.	18,700	4,594
	West Pharmaceutical Services Inc.	17,994	4,428
*	Ionis Pharmaceuticals Inc.	94,462	4,178
*	Catalent Inc.	57,307	4,147
*	Repligen Corp.	20,703	3,874
*	Acadia Healthcare Co. Inc.	46,732	3,654
*	Penumbra Inc.	16,898	3,204
*	Neurocrine Biosciences Inc.	29,271	3,109
*	DaVita Inc.	36,846	3,050
*	Jazz Pharmaceuticals plc	21,746	2,899
	DENTSPLY SIRONA Inc.	89,184	2,528
*	Novocure Ltd.	32,388	2,461
*	Exact Sciences Corp.	72,536	2,357
	Organon & Co.	98,840	2,313
*	Tenet Healthcare Corp.	43,940	2,266
*	Masimo Corp.	15,705	2,217
*	Syneos Health Inc.	43,760	2,063
*	Exelixis Inc.	131,511	2,062
*	Envista Holdings Corp.	61,734	2,025
	Royalty Pharma plc Class A	49,228	1,978
	Viatris Inc.	206,750	1,762
*	Elanco Animal Health Inc.	131,740	1,635
*	Teladoc Health Inc.	62,004	1,572
*	QuidelOrtho Corp.	20,474	1,463
*	Globus Medical Inc. Class A	23,719	1,413
*	Integra LifeSciences Holdings Corp.	31,728	1,344
*	Amedisys Inc.	13,268	1,284
*	Maravai LifeSciences Holdings Inc. Class A	44,546	1,137
*	Ginkgo Bioworks Holdings Inc.	339,520	1,059
*	Enovis Corp.	21,071	971
	Embecta Corp.	30,882	889
	Chemed Corp.	1,985	867
	Premier Inc. Class A	23,831	809
*	ICU Medical Inc.	4,530	682
*	Tandem Diabetes Care Inc.	13,826	662
*	Oak Street Health Inc.	14,604	358
*	Guardant Health Inc.	6,582	354
	Encompass Health Corp.	4,985	225
*	Signify Health Inc. Class A	5,826	170
	Perrigo Co. plc	4,469	159
*	Zimvie Inc.	7,776	77
*	agilon health Inc.	3,158	74
*	Ultragenyx Pharmaceutical Inc.	1,517	63
*	Certara Inc.	3,035	40
*	Enhabit Inc.	2,492	35
*	Sotera Health Co.	3,096	21
			1,921,365
Industrials (12.7%)
	Visa Inc. Class A	683,104	121,353
	Mastercard Inc. Class A	357,470	101,643
	Accenture plc Class A	258,904	66,616
	Union Pacific Corp.	259,204	50,498

		Shares	Market Value ($000)
*	PayPal Holdings Inc.	514,506	44,284
	Honeywell International Inc.	229,942	38,393
	Raytheon Technologies Corp.	461,510	37,779
	United Parcel Service Inc. Class B	230,234	37,192
	American Express Co.	267,257	36,056
	Northrop Grumman Corp.	68,694	32,308
	Deere & Co.	92,093	30,749
	Old Dominion Freight Line Inc.	123,305	30,675
*	Fiserv Inc.	321,631	30,095
	Cintas Corp.	74,348	28,861
	General Electric Co.	454,373	28,130
	Caterpillar Inc.	171,339	28,113
*	Mettler-Toledo International Inc.	25,027	27,132
	CSX Corp.	1,010,551	26,921
*	Boeing Co.	217,573	26,344
	Automatic Data Processing Inc.	115,159	26,048
	Sherwin-Williams Co.	124,801	25,553
	Global Payments Inc.	234,508	25,339
	Illinois Tool Works Inc.	137,869	24,906
	Norfolk Southern Corp.	117,915	24,721
	Verisk Analytics Inc. Class A	138,233	23,573
	General Dynamics Corp.	110,221	23,386
	Lockheed Martin Corp.	57,668	22,277
	TransDigm Group Inc.	40,774	21,399
	3M Co.	192,318	21,251
*	Keysight Technologies Inc.	125,516	19,751
	Fidelity National Information Services Inc.	244,766	18,497
	Eaton Corp. plc	129,381	17,254
	AMETEK Inc.	151,988	17,237
*	Waters Corp.	62,836	16,936
	Carlisle Cos. Inc.	58,725	16,467
	L3Harris Technologies Inc.	78,949	16,408
	FedEx Corp.	109,576	16,269
	Parker-Hannifin Corp.	65,817	15,948
	IDEX Corp.	77,994	15,587
	Jacobs Solutions Inc.	140,836	15,279
	Martin Marietta Materials Inc.	47,278	15,228
	Vulcan Materials Co.	88,751	13,997
	Equifax Inc.	72,898	12,497
	JB Hunt Transport Services Inc.	78,035	12,206
	PACCAR Inc.	145,164	12,149
	Expeditors International of Washington Inc.	137,419	12,135
	Toro Co.	140,216	12,126
	Emerson Electric Co.	161,076	11,794
	WW Grainger Inc.	23,844	11,664
	Crown Holdings Inc.	142,174	11,520
	Landstar System Inc.	77,810	11,233
	Carrier Global Corp.	310,903	11,056
	Cummins Inc.	51,256	10,431
	Ball Corp.	215,187	10,398
*	Zebra Technologies Corp. Class A	39,590	10,373
	AGCO Corp.	104,696	10,069
	Otis Worldwide Corp.	156,299	9,972
*	Block Inc. Class A	179,560	9,874
	Huntington Ingalls Industries Inc.	43,737	9,688
	Eagle Materials Inc.	87,864	9,417
	Capital One Financial Corp.	101,944	9,396
	Jack Henry & Associates Inc.	51,317	9,354

		Shares	Market Value ($000)
	Lennox International Inc.	39,471	8,789
	Fortive Corp.	148,709	8,670
	Genpact Ltd.	194,732	8,523
	Textron Inc.	144,654	8,428
	Owens Corning	103,439	8,131
	Quanta Services Inc.	63,452	8,083
	Xylem Inc.	89,582	7,826
	DuPont de Nemours Inc.	153,582	7,741
	Valmont Industries Inc.	27,229	7,314
	BWX Technologies Inc.	144,342	7,271
	Armstrong World Industries Inc.	91,138	7,221
	Robert Half International Inc.	91,429	6,994
*	Teledyne Technologies Inc.	20,579	6,945
*	United Rentals Inc.	24,859	6,715
	Synchrony Financial	221,045	6,231
	Graco Inc.	99,359	5,957
	Westinghouse Air Brake Technologies Corp.	72,508	5,899
	Oshkosh Corp.	79,990	5,623
	Ingersoll Rand Inc.	127,975	5,536
	Johnson Controls International plc	111,527	5,489
*	FleetCor Technologies Inc.	29,279	5,158
	Donaldson Co. Inc.	101,876	4,993
*	Generac Holdings Inc.	25,765	4,590
	ITT Inc.	69,239	4,524
	Paychex Inc.	40,215	4,513
	Trane Technologies plc	29,260	4,237
	Sealed Air Corp.	92,139	4,101
	HEICO Corp.	28,466	4,099
*	Bill.com Holdings Inc.	29,578	3,915
	PPG Industries Inc.	33,974	3,761
	CH Robinson Worldwide Inc.	37,225	3,585
	Rockwell Automation Inc.	16,634	3,578
*	Trimble Inc.	64,624	3,507
*	WillScot Mobile Mini Holdings Corp.	86,113	3,473
	ManpowerGroup Inc.	52,638	3,405
	Howmet Aerospace Inc.	108,701	3,362
*	Axon Enterprise Inc.	28,116	3,254
	Packaging Corp. of America	27,608	3,100
*	Builders FirstSource Inc.	52,228	3,077
	MSC Industrial Direct Co. Inc. Class A	41,833	3,046
	AECOM	42,351	2,896
	Tetra Tech Inc.	22,037	2,832
*	Mohawk Industries Inc.	29,588	2,698
*	Fair Isaac Corp.	6,340	2,612
*	Paylocity Holding Corp.	10,479	2,532
*	Berry Global Group Inc.	52,116	2,425
	MDU Resources Group Inc.	80,878	2,212
	Stanley Black & Decker Inc.	29,402	2,211
	Allison Transmission Holdings Inc.	63,742	2,152
	Flowserve Corp.	88,132	2,142
	Nordson Corp.	9,571	2,032
*	Axalta Coating Systems Ltd.	91,354	1,924
*	FTI Consulting Inc.	11,497	1,905
	Sensata Technologies Holding plc	45,484	1,696
*	Middleby Corp.	12,825	1,644
*	MasTec Inc.	24,670	1,567
*	GXO Logistics Inc.	43,966	1,541
*	Euronet Worldwide Inc.	19,654	1,489

		Shares	Market Value ($000)
	Acuity Brands Inc.	8,642	1,361
*	WEX Inc.	9,801	1,244
	Cognex Corp.	29,135	1,208
*	Kirby Corp.	19,315	1,174
	Allegion plc	12,560	1,126
	TransUnion	18,646	1,109
*	WESCO International Inc.	8,900	1,062
	Spirit AeroSystems Holdings Inc. Class A	45,036	987
	Vontier Corp.	59,035	986
*	Mercury Systems Inc.	23,195	942
	Booz Allen Hamilton Holding Corp. Class A	8,916	823
*	XPO Logistics Inc.	18,318	816
*	Trex Co. Inc.	17,798	782
	Esab Corp.	21,096	704
*	AZEK Co. Inc. Class A	41,338	687
	MKS Instruments Inc.	5,873	485
	Silgan Holdings Inc.	11,464	482
	RPM International Inc.	5,644	470
	Littelfuse Inc.	1,812	360
	AptarGroup Inc.	3,262	310
*	Gates Industrial Corp. plc	31,536	308
	Brunswick Corp.	3,917	256
	Sonoco Products Co.	2,778	158
	HEICO Corp. Class A	992	114
	Ardagh Metal Packaging SA	23,385	113
*	Core & Main Inc. Class A	2,932	67
*	TopBuild Corp.	321	53
*	Affirm Holdings Inc. Class A	2,812	53
*	Shift4 Payments Inc. Class A	1,086	48
	Curtiss-Wright Corp.	317	44
*	Hayward Holdings Inc.	4,948	44
	Advanced Drainage Systems Inc.	348	43
	Regal Rexnord Corp.	247	35
	Knight-Swift Transportation Holdings Inc. Class A	584	29
	Woodward Inc.	366	29
	Schneider National Inc. Class B	995	20
	Graphic Packaging Holding Co.	974	19
	Dover Corp.	156	18
	Lincoln Electric Holdings Inc.	143	18
	MSA Safety Inc.	165	18
	Hubbell Inc. Class B	77	17
	Louisiana-Pacific Corp.	303	16
	ADT Inc.	2,106	16
	Pentair plc	369	15
	Fortune Brands Home & Security Inc.	261	14
	Crane Holdings Co.	164	14
	Air Lease Corp. Class A	423	13
	Masco Corp.	287	13
	A O Smith Corp.	273	13
	nVent Electric plc	424	13
	Snap-on Inc.	60	12
	Watsco Inc.	47	12
	Ryder System Inc.	128	10
	Westrock Co.	333	10
	Amcor plc	685	7
	Western Union Co.	339	5
			1,771,784

		Shares	Market Value ($000)
Real Estate (3.2%)
	American Tower Corp.	194,192	41,693
	Prologis Inc.	306,725	31,163
	SBA Communications Corp. Class A	105,666	30,078
	Crown Castle Inc.	164,987	23,849
	Equinix Inc.	38,250	21,758
	Public Storage	65,984	19,321
*	CBRE Group Inc. Class A	267,649	18,069
	Extra Space Storage Inc.	80,265	13,863
*	CoStar Group Inc.	173,645	12,094
	Equity LifeStyle Properties Inc.	192,195	12,078
	Welltower Inc.	179,910	11,572
	American Homes 4 Rent Class A	342,614	11,241
	Digital Realty Trust Inc.	110,826	10,992
	VICI Properties Inc.	348,140	10,392
	Realty Income Corp.	177,321	10,320
	AvalonBay Communities Inc.	54,525	10,043
	Equity Residential	146,175	9,826
	Mid-America Apartment Communities Inc.	62,574	9,703
	Weyerhaeuser Co.	309,925	8,851
	Invitation Homes Inc.	261,545	8,832
	Alexandria Real Estate Equities Inc.	62,907	8,819
	Essex Property Trust Inc.	33,068	8,010
	Duke Realty Corp.	164,984	7,952
	Host Hotels & Resorts Inc.	500,678	7,951
	Simon Property Group Inc.	82,364	7,392
*	Jones Lang LaSalle Inc.	47,645	7,198
	Sun Communities Inc.	50,697	6,861
	Ventas Inc.	149,709	6,014
	Camden Property Trust	45,420	5,425
	UDR Inc.	116,501	4,859
	Lamar Advertising Co. Class A	49,778	4,106
	Apartment Income REIT Corp. Class A	104,636	4,041
	Rexford Industrial Realty Inc.	76,315	3,968
*	Howard Hughes Corp.	71,084	3,937
	Healthcare Realty Trust Inc. Class A	170,557	3,556
	Kimco Realty Corp.	183,756	3,383
	Life Storage Inc.	28,822	3,192
	CubeSmart	76,750	3,075
	Medical Properties Trust Inc.	227,761	2,701
	First Industrial Realty Trust Inc.	54,828	2,457
	EastGroup Properties Inc.	17,002	2,454
	Americold Realty Trust Inc.	96,008	2,362
	Douglas Emmett Inc.	130,493	2,340
	STORE Capital Corp.	74,605	2,337
*	Zillow Group Inc. Class C	71,865	2,056
	Kilroy Realty Corp.	46,946	1,977
	Rayonier Inc.	52,654	1,578
	Cousins Properties Inc.	58,986	1,377
	EPR Properties	30,812	1,105
	Park Hotels & Resorts Inc.	95,874	1,080
	Iron Mountain Inc.	23,721	1,043
	JBG SMITH Properties	49,278	916
*	Opendoor Technologies Inc.	265,437	826
	Federal Realty Investment Trust	8,239	742
	Hudson Pacific Properties Inc.	63,001	690
*	Zillow Group Inc. Class A	23,762	680
*	WeWork Inc.	137,008	363

		Shares	Market Value ($000)
	SL Green Realty Corp.	7,810	314
	Boston Properties Inc.	87	7
	Brixmor Property Group Inc.	356	7
	Regency Centers Corp.	135	7
	Healthpeak Properties Inc.	291	7
	National Retail Properties Inc.	158	6
	WP Carey Inc.	82	6
	Gaming & Leisure Properties Inc.	124	5
	Highwoods Properties Inc.	172	5
	Spirit Realty Capital Inc.	144	5
	Omega Healthcare Investors Inc.	127	4
	Vornado Realty Trust	165	4
			454,938
Technology (25.6%)
	Apple Inc.	6,371,344	880,520
	Microsoft Corp.	3,088,002	719,196
*	Alphabet Inc. Class A	2,463,960	235,678
*	Alphabet Inc. Class C	2,251,014	216,435
*	Meta Platforms Inc. Class A	951,417	129,088
	NVIDIA Corp.	977,320	118,637
	Broadcom Inc.	133,638	59,337
	Texas Instruments Inc.	361,282	55,919
*	Adobe Inc.	199,895	55,011
*	Salesforce Inc.	381,215	54,834
*	Cadence Design Systems Inc.	316,655	51,751
	QUALCOMM Inc.	456,665	51,594
	Intuit Inc.	125,342	48,547
*	Synopsys Inc.	151,031	46,141
	Applied Materials Inc.	517,263	42,379
*	Advanced Micro Devices Inc.	646,926	40,989
	Oracle Corp.	664,786	40,598
	Intel Corp.	1,551,541	39,983
	Lam Research Corp.	93,570	34,247
	International Business Machines Corp.	263,114	31,261
*	ServiceNow Inc.	80,391	30,356
	KLA Corp.	91,136	27,580
*	Autodesk Inc.	135,680	25,345
	Analog Devices Inc.	181,701	25,318
	Amphenol Corp. Class A	349,011	23,370
*	Fortinet Inc.	441,595	21,696
*	Snowflake Inc. Class A	127,284	21,633
	Micron Technology Inc.	418,954	20,990
*	Palo Alto Networks Inc.	119,784	19,619
	Teradyne Inc.	259,429	19,496
	Roper Technologies Inc.	53,739	19,327
	Cognizant Technology Solutions Corp. Class A	241,083	13,848
*	Crowdstrike Holdings Inc. Class A	82,421	13,584
*	Twitter Inc.	308,728	13,535
	Corning Inc.	449,200	13,036
*	Gartner Inc.	45,914	12,704
*	Workday Inc. Class A	79,539	12,107
*	Atlassian Corp. Class A	54,443	11,465
*	Arrow Electronics Inc.	104,474	9,631
*	Datadog Inc. Class A	105,235	9,343
	VMware Inc. Class A	86,975	9,259
*	ON Semiconductor Corp.	141,431	8,815
	Hewlett Packard Enterprise Co.	712,810	8,539
[1]	Citrix Systems Inc.	82,043	8,532

		Shares	Market Value ($000)
	Marvell Technology Inc.	197,973	8,495
	NetApp Inc.	137,113	8,480
	HP Inc.	324,533	8,087
	Microchip Technology Inc.	128,282	7,829
	Dolby Laboratories Inc. Class A	116,172	7,569
*	VeriSign Inc.	41,429	7,196
*	Black Knight Inc.	108,710	7,037
*	ANSYS Inc.	31,274	6,933
*	Paycom Software Inc.	20,709	6,834
*	EPAM Systems Inc.	18,415	6,670
*	Match Group Inc.	121,596	5,806
*	Zoom Video Communications Inc. Class A	78,400	5,769
	NortonLifeLock Inc.	267,673	5,391
*	Pinterest Inc. Class A	226,703	5,282
*	MongoDB Inc. Class A	26,442	5,250
*	Zscaler Inc.	31,649	5,202
*	Palantir Technologies Inc. Class A	629,028	5,114
*	HubSpot Inc.	18,185	4,912
*	ZoomInfo Technologies Inc. Class A	114,204	4,758
*	Akamai Technologies Inc.	59,114	4,748
*	GoDaddy Inc. Class A	65,133	4,617
*	Manhattan Associates Inc.	33,371	4,439
	SS&C Technologies Holdings Inc.	92,885	4,435
*	Splunk Inc.	58,261	4,381
*	Western Digital Corp.	131,077	4,267
*	Wolfspeed Inc.	41,213	4,260
	Avnet Inc.	106,031	3,830
*	F5 Inc.	26,288	3,805
*	PTC Inc.	32,482	3,398
*	Cloudflare Inc. Class A	58,700	3,247
*	Tyler Technologies Inc.	9,077	3,154
*	Qorvo Inc.	38,017	3,019
*	Aspen Technology Inc.	11,948	2,846
*	Lattice Semiconductor Corp.	56,117	2,762
	CDW Corp.	17,522	2,735
	Skyworks Solutions Inc.	31,988	2,728
*	Twilio Inc. Class A	38,961	2,694
	Dell Technologies Inc. Class C	75,945	2,595
*	IAC Inc.	44,781	2,480
*	Zendesk Inc.	31,200	2,374
	Leidos Holdings Inc.	25,301	2,213
*	Change Healthcare Inc.	80,415	2,211
*	CACI International Inc. Class A	8,282	2,162
*	Guidewire Software Inc.	34,659	2,134
*	DocuSign Inc. Class A	37,710	2,016
*	DXC Technology Co.	79,394	1,944
*	NCR Corp.	99,313	1,888
*	Globant SA	9,758	1,826
*	Clarivate plc	190,230	1,786
	Monolithic Power Systems Inc.	4,851	1,763
*	Pure Storage Inc. Class A	63,380	1,735
*	Okta Inc. Class A	30,391	1,728
*	Teradata Corp.	52,950	1,645
*	Ceridian HCM Holding Inc.	28,978	1,619
	Universal Display Corp.	15,466	1,459
*	Unity Software Inc.	43,089	1,373
*	Alteryx Inc. Class A	24,065	1,344
	Dun & Bradstreet Holdings Inc.	104,194	1,291

		Shares	Market Value ($000)
*	Avalara Inc.	10,790	991
	Amdocs Ltd.	12,261	974
*	Dynatrace Inc.	27,571	960
*	IPG Photonics Corp.	10,945	923
*	Five9 Inc.	12,094	907
*	DoorDash Inc. Class A	18,306	905
*	Nutanix Inc. Class A	42,407	883
	Bentley Systems Inc. Class B	24,059	736
	Xerox Holdings Corp.	54,007	706
*	Kyndryl Holdings Inc.	63,602	526
*	Allegro MicroSystems Inc.	23,935	523
	Entegris Inc.	4,789	398
*	Dropbox Inc. Class A	17,999	373
*	Coherent Corp.	9,230	322
*	Elastic NV	4,330	311
*	RingCentral Inc. Class A	7,454	298
*	Smartsheet Inc. Class A	6,965	239
*	Vimeo Inc.	38,120	152
	Pegasystems Inc.	4,160	134
*	Toast Inc. Class A	5,141	86
*	Cirrus Logic Inc.	1,137	78
*	Coupa Software Inc.	1,284	76
*	New Relic Inc.	1,139	65
*	AppLovin Corp. Class A	3,354	65
*	DoubleVerify Holdings Inc.	2,149	59
*	Paycor HCM Inc.	1,956	58
*	Procore Technologies Inc.	1,058	52
*	Informatica Inc. Class A	2,356	47
*	nCino Inc.	1,324	45
*	Jamf Holding Corp.	1,915	42
*	Definitive Healthcare Corp. Class A	2,711	42
*	GLOBALFOUNDRIES Inc.	864	42
	Jabil Inc.	588	34
*	Thoughtworks Holding Inc.	3,110	33
	Switch Inc. Class A	948	32
	Concentrix Corp.	239	27
	TD SYNNEX Corp.	281	23
	Azenta Inc.	488	21
	Science Applications International Corp.	203	18
	National Instruments Corp.	281	11
			3,591,055
Telecommunications (2.3%)
	Cisco Systems Inc.	1,598,308	63,932
	Verizon Communications Inc.	1,608,258	61,065
	Comcast Corp. Class A	1,796,701	52,697
*	T-Mobile US Inc.	294,307	39,487
	AT&T Inc.	2,534,393	38,877
*	Charter Communications Inc. Class A	46,104	13,986
*	Arista Networks Inc.	100,496	11,345
	Motorola Solutions Inc.	40,433	9,056
	Juniper Networks Inc.	274,434	7,168
*	Liberty Broadband Corp. Class C	51,393	3,793
*	Roku Inc. Class A	49,590	2,797
*	Frontier Communications Parent Inc.	101,230	2,372
	Cable One Inc.	2,422	2,066
*	Lumentum Holdings Inc.	28,695	1,968
*	Ciena Corp.	47,751	1,930
*	DISH Network Corp. Class A	102,301	1,415

		Shares	Market Value ($000)
*	Viasat Inc.	31,710	959
*	Liberty Broadband Corp. Class A	12,284	916
*	Altice USA Inc. Class A	86,559	505
	Ubiquiti Inc.	102	30
	Lumen Technologies Inc.	386	3
			316,367
Utilities (3.2%)
	NextEra Energy Inc.	820,860	64,364
	Duke Energy Corp.	309,026	28,746
	Waste Management Inc.	147,248	23,591
	Southern Co.	338,705	23,032
	Dominion Energy Inc.	324,271	22,410
	Sempra Energy	133,030	19,947
*	PG&E Corp.	1,584,081	19,801
	WEC Energy Group Inc.	199,959	17,882
	American Water Works Co. Inc.	123,293	16,048
	Exelon Corp.	386,906	14,493
	Xcel Energy Inc.	225,840	14,454
	Eversource Energy	183,559	14,310
	Atmos Energy Corp.	129,145	13,153
	CMS Energy Corp.	212,061	12,350
	American Electric Power Co. Inc.	135,933	11,751
	Constellation Energy Corp.	140,113	11,656
	Consolidated Edison Inc.	133,236	11,426
	DTE Energy Co.	80,769	9,292
	AES Corp.	385,856	8,720
	Ameren Corp.	106,579	8,585
	Public Service Enterprise Group Inc.	151,716	8,531
	Essential Utilities Inc.	194,378	8,043
	FirstEnergy Corp.	215,613	7,978
	Edison International	139,937	7,918
	CenterPoint Energy Inc.	260,871	7,351
	NiSource Inc.	277,058	6,979
	Alliant Energy Corp.	92,022	4,876
	Republic Services Inc. Class A	32,062	4,362
	Entergy Corp.	43,203	4,348
	Evergy Inc.	67,666	4,019
	NRG Energy Inc.	99,120	3,793
	PPL Corp.	123,450	3,129
	UGI Corp.	83,440	2,698
*	Clean Harbors Inc.	20,775	2,285
	National Fuel Gas Co.	36,286	2,233
*	Stericycle Inc.	47,965	2,020
	IDACORP Inc.	16,591	1,643
*	Sunrun Inc.	48,098	1,327
	Vistra Corp.	465	10
	Hawaiian Electric Industries Inc.	253	9
	Brookfield Renewable Corp. Class A	262	9
	OGE Energy Corp.	211	8
	Avangrid Inc.	198	8
	Pinnacle West Capital Corp.	103	7
			449,595
Total Common Stocks (Cost $5,731,620)			13,944,931
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $293)	7,649	348

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $41,342)	2.828%	413,559	41,344
Total Investments (99.9%) (Cost $5,773,255)				13,986,623
Other Assets and Liabilities—Net (0.1%)				14,648
Net Assets (100%)				14,001,271
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	348	62,666	(6,259)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,936,399	—	8,532	13,944,931
Preferred Stock	348	—	—	348
Temporary Cash Investments	41,344	—	—	41,344
Total	13,978,091	—	8,532	13,986,623

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	6,259	—	—	6,259
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.